Taxes (Details 5) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
VAT tax payable	$ 282,340	$ 228,477
Corporate income tax payable	113,083	96,636
Withholding tax payable	133,210	257,942
Disability insurance fund payable	363,149	299,645
Other taxes payable	23,847	22,150
Total taxes payable	$ 915,629	$ 904,850